Statement of Cash Flows - Summary of Adjustments to Reconcile Net Income to Cash (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Depreciations	kr 4,114	kr 3,674	kr 3,602
Impairment losses	274	198	512
Adjustments to reconcile net income to cash	17,638	17,143	19,931
Depreciations	2,451	2,277	2,387
Impairment losses	66	0	47
Amortizations	3,577	2,507	1,989
Goodwill	0	112	0
Total impairments	61	313	137
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	10,543	8,969	8,674
Taxes	5,383	6,576	10,436
Dividends from joint ventures/associated companies	58	90	43
Undistributed earnings in joint ventures/ associated companies	(3)	270	331
Gains/losses on investments and sale of operations, intangible assets and PP&E, net	(287)	(971)	77
Other non-cash items	1,944	2,209	370
Right-of-use assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	2,517	2,277	2,434
Intangible asset and goodwill [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	3,638	2,820	2,126
Property, plant and equipments [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	4,388	3,872	4,114
Capitalized development expenditure [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations	1,586	1,343	906
Customer relationships, IPRs and other intangible assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations	1,991	1,164	1,083
Impairments	kr 61	kr 201	kr 137